UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds College Target Date SeriesSM American Funds College 2030 FundSM Investment portfolio July 31, 2013 unaudited

Fund investments
		Value
Growth funds 20.0%	Shares	(000)

EuroPacific Growth Fund, Class R-6	238,969	$ 10,481
The Growth Fund of America, Class R-6	257,650	10,481
		20,962
Growth-and-income funds 70.0%

Capital World Growth and Income Fund, Class R-6	508,179	20,962
Fundamental Investors, Class R-6	441,500	20,962
International Growth and Income Fund, Class R-6	471,843	15,722
The Investment Company of America, Class R-6	443,743	15,722
		73,368
Bond funds 10.0%

Capital World Bond Fund, Class R-6	259,950	5,241
U.S. Government Securities Fund, Class R-6	380,581	5,241
		10,482
Total investment securities (cost: $98,089,000)		104,812
Other assets less liabilities		(29)
Net assets		$104,783

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,084
Gross unrealized depreciation on investment securities	(361)
Net unrealized appreciation on investment securities	6,723
Cost of investment securities for federal income tax purposes	98,089

American Funds College 2027 FundSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 15.0%	Shares	(000)

EuroPacific Growth Fund, Class R-6	149,072	$ 6,538
The Growth Fund of America, Class R-6	321,450	13,077
		19,615
Growth-and-income funds 55.0%

Capital World Growth and Income Fund, Class R-6	475,512	19,615
Fundamental Investors, Class R-6	413,119	19,615
International Growth and Income Fund, Class R-6	392,455	13,076
The Investment Company of America, Class R-6	553,624	19,615
		71,921
Equity-income and Balanced funds 10.0%

American Funds Global Balanced Fund, Class R-6	455,630	13,077
Bond funds 20.0%

Capital World Bond Fund, Class R-6	324,320	6,538
U.S. Government Securities Fund, Class R-6	1,424,465	19,615
		26,153
Total investment securities (cost: $123,450,000)		130,766
Other assets less liabilities		(57)
Net assets		$130,709

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 8,211
Gross unrealized depreciation on investment securities	(895)
Net unrealized appreciation on investment securities	7,316
Cost of investment securities for federal income tax purposes	123,450

American Funds College 2024 FundSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth funds 10.0%	Shares	(000)

The Growth Fund of America, Class R-6	451,941	$ 18,385
Growth-and-income funds 45.0%

Capital World Growth and Income Fund, Class R-6	445,620	18,382
International Growth and Income Fund, Class R-6	552,009	18,393
The Investment Company of America, Class R-6	778,297	27,575
Washington Mutual Investors Fund, Class R-6	496,558	18,382
		82,732
Equity-income and Balanced funds 10.0%

American Funds Global Balanced Fund, Class R-6	640,591	18,385
Bond funds 35.0%

The Bond Fund of America, Class R-6	2,207,963	27,577
Capital World Bond Fund, Class R-6	455,976	9,193
U.S. Government Securities Fund, Class R-6	2,002,720	27,578
		64,348
Total investment securities (cost: $175,958,000)		183,850
Other assets less liabilities		(79)
Net assets		$183,771

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 9,983
Gross unrealized depreciation on investment securities	(2,091)
Net unrealized appreciation on investment securities	7,892
Cost of investment securities for federal income tax purposes	175,958

American Funds College 2021 FundSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth-and-income funds 40.0%	Shares	(000)

American Mutual Fund, Class R-6	1,052,303	$ 34,652
International Growth and Income Fund, Class R-6	695,589	23,177
Washington Mutual Investors Fund, Class R-6	935,534	34,634
		92,463
Equity-income and Balanced funds 15.0%

American Funds Global Balanced Fund, Class R-6	1,208,138	34,673
Bond funds 45.0%

American Funds Mortgage Fund, Class R-6	2,337,281	23,116
The Bond Fund of America, Class R-6	4,626,843	57,789
U.S. Government Securities Fund, Class R-6	1,678,701	23,116
		104,021
Total investment securities (cost: $224,528,000)		231,157
Other assets less liabilities		(101)
Net assets		$231,056

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 9,712
Gross unrealized depreciation on investment securities	(3,083)
Net unrealized appreciation on investment securities	6,629
Cost of investment securities for federal income tax purposes	224,528

American Funds College 2018 FundSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Growth-and-income funds 20.0%	Shares	(000)

American Mutual Fund, Class R-6	1,490,423	$ 49,080
Equity-income and Balanced funds 20.0%

The Income Fund of America, Class R-6	2,497,692	49,079
Bond funds 60.0%

American Funds Mortgage Fund, Class R-6*	4,962,552	49,080
The Bond Fund of America, Class R-6	4,911,893	61,349
Intermediate Bond Fund of America, Class R-6	2,732,719	36,810
		147,239
Total investment securities (cost: $241,975,000)		245,398
Other assets less liabilities		(114)
Net assets		$245,284

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2013, appear below.

						Value of
					Dividend	affiliate at
					income	7/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	625,768	4,336,784	—	4,962,552	$224	$49,080

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,237
Gross unrealized depreciation on investment securities	(3,814)
Net unrealized appreciation on investment securities	3,423
Cost of investment securities for federal income tax purposes	241,975

American Funds College 2015 FundSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Equity-income and Balanced funds 10.0%	Shares	(000)

The Income Fund of America, Class R-6	893,339	$ 17,554
Bond funds 90.0%

American Funds Mortgage Fund, Class R-6*	5,324,804	52,662
The Bond Fund of America, Class R-6	2,810,905	35,108
Intermediate Bond Fund of America, Class R-6	5,212,800	70,217
		157,987
Total investment securities (cost: $178,583,000)		175,541
Other assets less liabilities		(92)
Net assets		$175,449

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2013, appear below.

						Value of
					Dividend	affiliate at
					income	7/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	806,954	4,517,850	—	5,324,804	$264	$52,662

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 978
Gross unrealized depreciation on investment securities	(4,020)
Net unrealized depreciation on investment securities	(3,042)
Cost of investment securities for federal income tax purposes	178,583

American Funds College
Enrollment FundSM

Investment portfolio

July 31, 2013

unaudited

Fund investments
		Value
Bond funds 100.0%	Shares	(000)

American Funds Mortgage Fund, Class R-6	1,933,653	$ 19,124
Intermediate Bond Fund of America, Class R-6	1,656,357	22,311
Short-Term Bond Fund of America, Class R-6	2,237,827	22,311
Total investment securities (cost: $64,990,000)		63,746
Other assets less liabilities		(41)
Net assets		$63,705

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(1,244)
Net unrealized depreciation on investment securities	(1,244)
Cost of investment securities for federal income tax purposes	64,990

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2013, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-800-0913O-S37650

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 27, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 27, 2013